Quarterly Holdings Report
for
Fidelity® Series Opportunistic Insights Fund
September 30, 2022
O1T-NPRT3-1122
1.951057.109
Common Stocks - 93.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.8%
Entertainment - 1.0%
Activision Blizzard, Inc.	83,600	6,214,824
Netflix, Inc. (a)	202,209	47,608,087
The Walt Disney Co. (a)	12,572	1,185,917
Universal Music Group NV	705,852	13,220,643
Warner Music Group Corp. Class A	106,127	2,463,208
		70,692,679
Interactive Media & Services - 9.4%
Alphabet, Inc.:
Class A (a)	1,522,140	145,592,691
Class C (a)	1,940,400	186,569,460
Bumble, Inc. (a)	198,600	4,267,914
Meta Platforms, Inc. Class A (a)	2,458,554	333,576,607
Pinterest, Inc. Class A (a)	94,900	2,211,170
		672,217,842
Media - 0.2%
Liberty Media Corp. Liberty Formula One Group Series C (a)	197,352	11,545,092
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	97,600	13,094,992
TOTAL COMMUNICATION SERVICES		767,550,605
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 1.8%
General Motors Co.	221,372	7,103,827
Hyundai Motor Co.	86,200	10,437,143
Rad Power Bikes, Inc. (a)(b)(c)	145,919	636,207
Rivian Automotive, Inc.	11,042	363,392
Tesla, Inc. (a)	326,300	86,551,075
Toyota Motor Corp.	1,647,400	21,532,265
		126,623,909
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	826	78,660
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (a)	285,700	30,009,928
Chipotle Mexican Grill, Inc. (a)	6,254	9,398,261
Evolution AB (d)	9,100	719,333
Hilton Worldwide Holdings, Inc.	130,013	15,682,168
Hyatt Hotels Corp. Class A (a)	7,708	624,040
McDonald's Corp.	83,800	19,336,012
Starbucks Corp.	8,200	690,932
		76,460,674
Household Durables - 0.2%
Blu Investments LLC (a)(b)(c)	21,093,998	6,539
Lennar Corp. Class A	213,648	15,927,458
		15,933,997
Internet & Direct Marketing Retail - 5.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	9,400	751,906
Amazon.com, Inc. (a)	3,083,540	348,440,020
Cazoo Group Ltd. Class A (a)	422,493	194,347
Coupang, Inc. Class A (a)(e)	575,926	9,600,686
Deliveroo PLC Class A (a)(d)	1,950,600	1,833,715
Doordash, Inc. (a)	8,700	430,215
Global-e Online Ltd. (a)	16,500	441,540
MercadoLibre, Inc. (a)	1,900	1,572,782
Wayfair LLC Class A (a)	6,160	200,508
		363,465,719
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	186,551	25,389,591
Dollarama, Inc.	24,200	1,389,264
Kohl's Corp.	24,600	618,690
		27,397,545
Specialty Retail - 2.0%
Academy Sports & Outdoors, Inc.	235,668	9,940,476
AutoZone, Inc. (a)	5,841	12,511,013
Dick's Sporting Goods, Inc.	148,585	15,547,934
Fanatics, Inc. Class A (a)(b)(c)	139,938	10,572,316
National Vision Holdings, Inc. (a)(e)	100,296	3,274,664
O'Reilly Automotive, Inc. (a)	36,346	25,563,959
The Home Depot, Inc.	100,066	27,612,212
TJX Companies, Inc.	21,400	1,329,368
Ulta Beauty, Inc. (a)	59,500	23,870,805
Williams-Sonoma, Inc.	115,114	13,566,185
		143,788,932
Textiles, Apparel & Luxury Goods - 0.2%
China Hongxing Sports Ltd. (a)(c)	22,200	876
Deckers Outdoor Corp. (a)	13,284	4,152,711
Dr. Martens Ltd.	979,488	2,399,880
lululemon athletica, Inc. (a)	10,834	3,028,753
LVMH Moet Hennessy Louis Vuitton SE	1,100	648,532
NIKE, Inc. Class B	20,543	1,707,534
On Holding AG	301,800	4,843,890
		16,782,176
TOTAL CONSUMER DISCRETIONARY		770,531,612
CONSUMER STAPLES - 3.2%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	44,100	1,997,582
Constellation Brands, Inc. Class A (sub. vtg.)	31,800	7,303,824
Diageo PLC	133,707	5,628,199
Keurig Dr. Pepper, Inc.	78,800	2,822,616
PepsiCo, Inc.	254,900	41,614,974
The Coca-Cola Co.	1,048,050	58,711,761
The Vita Coco Co., Inc. (e)	2,400	27,336
		118,106,292
Food & Staples Retailing - 1.1%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	62,700	2,524,159
Costco Wholesale Corp.	163,537	77,233,619
		79,757,778
Food Products - 0.1%
General Mills, Inc.	18,400	1,409,624
Mondelez International, Inc.	70,400	3,860,032
Nestle SA (Reg. S)	11,180	1,209,199
		6,478,855
Household Products - 0.2%
Procter & Gamble Co.	101,100	12,763,875
Personal Products - 0.1%
L'Oreal SA (a)	13,125	4,196,615
L'Oreal SA (a)	12,803	4,093,658
Olaplex Holdings, Inc.	163,020	1,556,841
		9,847,114
TOTAL CONSUMER STAPLES		226,953,914
ENERGY - 10.7%
Energy Equipment & Services - 0.1%
Halliburton Co.	264,100	6,502,142
Oil, Gas & Consumable Fuels - 10.6%
Antero Resources Corp. (a)	16,900	515,957
Birchcliff Energy Ltd.	34,100	242,170
Canadian Natural Resources Ltd.	390,400	18,172,599
Cenovus Energy, Inc. (Canada)	119,900	1,841,878
Cheniere Energy, Inc.	190,636	31,628,419
Chevron Corp.	738,900	106,157,763
ConocoPhillips Co.	1,127,477	115,385,996
Continental Resources, Inc.	230,400	15,393,024
Devon Energy Corp.	582,000	34,995,660
Diamondback Energy, Inc.	189,046	22,772,481
EOG Resources, Inc.	341,300	38,133,449
EQT Corp.	33,100	1,348,825
Equinor ASA	19,400	639,787
Exxon Mobil Corp.	1,992,400	173,956,444
Hess Corp.	302,344	32,952,473
Occidental Petroleum Corp.	1,114,100	68,461,445
Phillips 66 Co.	173,000	13,964,560
Pioneer Natural Resources Co.	176,300	38,174,239
Suncor Energy, Inc.	387,200	10,903,884
Tourmaline Oil Corp.	19,800	1,029,024
Valero Energy Corp.	320,500	34,245,425
		760,915,502
TOTAL ENERGY		767,417,644
FINANCIALS - 13.7%
Banks - 2.9%
Banco Santander SA (Spain)	540,200	1,256,992
Bank of America Corp.	3,205,662	96,810,992
Citigroup, Inc.	39,500	1,645,965
JPMorgan Chase & Co.	430,824	45,021,108
Nu Holdings Ltd. (e)	147,800	650,320
Royal Bank of Canada	266,300	23,976,350
Starling Bank Ltd. Series D (a)(b)(c)	1,611,012	4,137,184
The Toronto-Dominion Bank	270,600	16,596,251
Wells Fargo & Co.	302,000	12,146,440
		202,241,602
Capital Markets - 1.9%
BlackRock, Inc. Class A	600	330,168
Blackstone, Inc.	7,000	585,900
Brookfield Asset Management, Inc. (Canada) Class A	62,000	2,536,374
Charles Schwab Corp.	62,600	4,499,062
Goldman Sachs Group, Inc.	140,373	41,136,308
Morgan Stanley	1,085,300	85,749,553
MSCI, Inc.	1,011	426,430
		135,263,795
Consumer Finance - 0.0%
American Express Co.	7,000	944,370
Diversified Financial Services - 5.8%
Berkshire Hathaway, Inc. Class A (a)	1,022	415,412,335
Insurance - 3.1%
Admiral Group PLC	118,141	2,509,744
American International Group, Inc.	272,400	12,933,552
Aon PLC	4,400	1,178,628
Arthur J. Gallagher & Co.	51,611	8,836,835
Brookfield Asset Management Reinsurance Partners Ltd.	480	19,640
Chubb Ltd.	211,368	38,443,612
Fairfax Financial Holdings Ltd. (sub. vtg.)	14,400	6,576,766
Hartford Financial Services Group, Inc.	78,000	4,831,320
Intact Financial Corp.	44,360	6,277,870
Marsh & McLennan Companies, Inc.	36,100	5,389,369
Progressive Corp.	559,000	64,961,390
The Travelers Companies, Inc.	458,808	70,289,386
W.R. Berkley Corp.	19,600	1,265,768
		223,513,880
TOTAL FINANCIALS		977,375,982
HEALTH CARE - 17.2%
Biotechnology - 4.8%
AbbVie, Inc.	4,329	580,995
Alnylam Pharmaceuticals, Inc. (a)	10,700	2,141,712
Argenx SE ADR (a)	14,527	5,128,757
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,933	443,382
BioMarin Pharmaceutical, Inc. (a)	8,200	695,114
Galapagos NV sponsored ADR (a)	71,500	3,048,760
Intellia Therapeutics, Inc. (a)	23,283	1,302,917
Legend Biotech Corp. ADR (a)	46,400	1,893,120
Neurocrine Biosciences, Inc. (a)	37,691	4,003,161
Regeneron Pharmaceuticals, Inc. (a)	244,323	168,306,785
United Therapeutics Corp. (a)	45,056	9,433,825
Vertex Pharmaceuticals, Inc. (a)	502,300	145,435,942
Verve Therapeutics, Inc. (a)	4,400	151,140
Zai Lab Ltd. (a)	230,060	783,211
		343,348,821
Health Care Equipment & Supplies - 0.3%
Edwards Lifesciences Corp. (a)	122,547	10,126,059
Figs, Inc. Class A (a)	11,000	90,750
Intuitive Surgical, Inc. (a)	60,950	11,424,468
Straumann Holding AG	13,083	1,196,574
		22,837,851
Health Care Providers & Services - 5.5%
23andMe Holding Co. Class B (a)(d)	679,707	1,943,962
AmerisourceBergen Corp.	40,600	5,494,398
Cardinal Health, Inc.	140,300	9,355,204
Centene Corp. (a)	99,300	7,726,533
Cigna Corp.	114,300	31,714,821
dentalcorp Holdings Ltd. (a)	41,736	240,201
Elevance Health, Inc.	85,300	38,746,672
Guardant Health, Inc. (a)	4,627	249,071
HCA Holdings, Inc.	60,600	11,137,674
Molina Healthcare, Inc. (a)	12,300	4,057,032
Option Care Health, Inc. (a)	112,794	3,549,627
P3 Health Partners, Inc. (a)(b)	160,486	704,373
UnitedHealth Group, Inc.	542,378	273,922,585
		388,842,153
Life Sciences Tools & Services - 1.0%
Danaher Corp.	196,235	50,685,538
Mettler-Toledo International, Inc. (a)	5,756	6,240,195
Thermo Fisher Scientific, Inc.	6,760	3,428,604
Veterinary Emergency Group LLC Class A (b)(c)(f)	58,287	3,702,390
Waters Corp. (a)	27,000	7,277,310
		71,334,037
Pharmaceuticals - 5.6%
AstraZeneca PLC sponsored ADR	335,100	18,376,884
Bristol-Myers Squibb Co.	770,400	54,767,736
Eli Lilly & Co.	504,952	163,276,229
Intra-Cellular Therapies, Inc. (a)	25,678	1,194,797
Johnson & Johnson	335,500	54,807,280
Merck & Co., Inc.	494,600	42,594,952
Nuvation Bio, Inc. (a)	82,324	184,406
Pfizer, Inc.	618,500	27,065,560
Roche Holding AG (participation certificate)	47,670	15,518,147
Royalty Pharma PLC	554,200	22,267,756
		400,053,747
TOTAL HEALTH CARE		1,226,416,609
INDUSTRIALS - 4.6%
Aerospace & Defense - 1.8%
Lockheed Martin Corp.	155,400	60,029,466
Northrop Grumman Corp.	108,000	50,794,560
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	212,910	14,903,700
Class C (a)(b)(c)	7,830	548,100
		126,275,826
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	7,800	751,218
Delhivery Private Ltd. (a)(b)	326,200	2,215,794
United Parcel Service, Inc. Class B	518,015	83,680,143
Zipline International, Inc. (b)(c)	28,830	725,939
		87,373,094
Building Products - 0.1%
Carlisle Companies, Inc.	9,700	2,719,977
Fortune Brands Home & Security, Inc.	1,358	72,911
Toto Ltd.	214,520	7,144,244
		9,937,132
Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. (a)	86,681	191,565
Cintas Corp.	14,931	5,796,065
Clean Harbors, Inc. (a)	51,571	5,671,779
Clean TeQ Water Pty Ltd. (a)	2,653	832
TulCo LLC (a)(b)(c)(f)	7,549	4,661,658
		16,321,899
Electrical Equipment - 0.0%
Hubbell, Inc. Class B	5,000	1,115,000
SES AI Corp. Class A (a)(e)	2,200	10,736
		1,125,736
Industrial Conglomerates - 0.4%
General Electric Co.	413,937	25,626,840
Machinery - 0.3%
Deere & Co.	35,700	11,919,873
Fortive Corp.	23,800	1,387,540
PACCAR, Inc.	100,027	8,371,260
		21,678,673
Road & Rail - 0.5%
Canadian Pacific Railway Ltd.	219,000	14,619,025
J.B. Hunt Transport Services, Inc.	53,600	8,384,112
Old Dominion Freight Lines, Inc.	21,900	5,448,063
Union Pacific Corp.	20,400	3,974,328
		32,425,528
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	10,719	5,243,628
TOTAL INDUSTRIALS		326,008,356
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	108,328	12,229,148
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	1,705,487	114,199,410
CDW Corp.	17,833	2,783,375
		116,982,785
IT Services - 1.4%
Accenture PLC Class A	332,329	85,508,252
Adyen BV (a)(d)	2,895	3,610,534
Affirm Holdings, Inc. (a)(e)	32,900	617,204
ASAC II LP (a)(b)(c)	2,013,117	338,204
Cloudflare, Inc. (a)	46,180	2,554,216
Cognizant Technology Solutions Corp. Class A	52,669	3,025,307
MongoDB, Inc. Class A (a)	8,040	1,596,422
PayPal Holdings, Inc. (a)	7,900	679,953
Shopify, Inc. Class A (a)	8,168	219,907
Snowflake, Inc. (a)	1,802	306,268
		98,456,267
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)	962,953	61,012,702
Analog Devices, Inc.	136,300	18,992,042
Enphase Energy, Inc. (a)	43,500	12,069,945
Lattice Semiconductor Corp. (a)	41,365	2,035,572
Marvell Technology, Inc.	194,775	8,357,795
Monolithic Power Systems, Inc.	10,000	3,634,000
NVIDIA Corp.	1,075,360	130,537,950
onsemi (a)	487,000	30,354,710
Qualcomm, Inc.	612,737	69,227,026
Skyworks Solutions, Inc.	14,000	1,193,780
SolarEdge Technologies, Inc. (a)	2,400	555,504
Synaptics, Inc. (a)	169,175	16,750,017
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,700	733,592
		355,454,635
Software - 6.6%
Adobe, Inc. (a)	130,666	35,959,283
Aspen Technology, Inc. (a)	4,500	1,071,900
Atlassian Corp. PLC (a)	72,781	15,326,951
Cadence Design Systems, Inc. (a)	373,062	60,969,523
Check Point Software Technologies Ltd. (a)	25,700	2,878,914
Clear Secure, Inc. (a)(e)	84,932	1,941,546
Epic Games, Inc. (a)(b)(c)	7,100	6,103,231
Fortinet, Inc. (a)	151,627	7,449,435
Intuit, Inc.	11,283	4,370,132
Magic Leap, Inc.:
Class A (c)	72,297	949,983
warrants (a)(c)	39,573	519,989
Microsoft Corp.	1,091,549	254,221,762
Salesforce.com, Inc. (a)	520,407	74,855,343
Stripe, Inc. Class B (a)(b)(c)	26,700	635,727
Synopsys, Inc. (a)	6,700	2,046,917
Tanium, Inc. Class B (a)(b)(c)	408,212	3,600,430
		472,901,066
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	2,076,800	287,013,760
Dell Technologies, Inc.	372,819	12,739,225
Pure Storage, Inc. Class A (a)	17,100	468,027
		300,221,012
TOTAL INFORMATION TECHNOLOGY		1,356,244,913
MATERIALS - 2.9%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	3,000	698,190
Albemarle Corp.	45,900	12,137,796
CF Industries Holdings, Inc.	246,100	23,687,125
Corteva, Inc.	218,500	12,487,275
LG Chemical Ltd.	1,550	567,822
Nutrien Ltd. (a)	79,500	6,628,710
Sherwin-Williams Co.	1,734	355,037
The Mosaic Co.	47,000	2,271,510
Westlake Corp.	96,452	8,379,750
		67,213,215
Metals & Mining - 2.0%
B2Gold Corp.	1,646,929	5,293,636
Barrick Gold Corp. (Canada)	144,066	2,232,927
Cleveland-Cliffs, Inc. (a)	241,600	3,254,352
Franco-Nevada Corp.	299,817	35,812,651
Freeport-McMoRan, Inc.	691,000	18,885,030
Glencore PLC	210,000	1,103,554
Ivanhoe Electric, Inc. (a)	46,500	383,625
Ivanhoe Mines Ltd. (a)	3,314,587	21,331,797
Novagold Resources, Inc. (a)	493,634	2,329,962
Nucor Corp.	354,273	37,903,668
POSCO sponsored ADR	7,872	288,194
Steel Dynamics, Inc.	201,021	14,262,440
Sunrise Energy Metals Ltd. (a)	5,306	8,146
		143,089,982
TOTAL MATERIALS		210,303,197
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity Commonwealth (a)	136,691	3,329,793
Prologis (REIT), Inc.	57,579	5,850,026
Welltower Op	27,900	1,794,528
		10,974,347
UTILITIES - 0.8%
Electric Utilities - 0.8%
Constellation Energy Corp.	108,569	9,031,855
Exelon Corp.	21,300	797,898
NextEra Energy, Inc.	59,600	4,673,236
NRG Energy, Inc.	293,600	11,236,072
PG&E Corp. (a)	346,500	4,331,250
Southern Co.	348,854	23,722,072
		53,792,383
Multi-Utilities - 0.0%
Sempra Energy	8,800	1,319,472
TOTAL UTILITIES		55,111,855
TOTAL COMMON STOCKS (Cost $4,958,715,854)		6,694,889,034

Preferred Stocks - 1.3%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series E(a)(b)(c)	9,600	380,256
Series F(a)(b)(c)	49,896	1,976,381
		2,356,637
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	19,024	82,945
Series C(a)(b)(c)	74,857	326,377
Series D(a)(b)(c)	127,700	556,772
		966,094
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	800	298,920

Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (a)(b)	38,025	1,851,523
GoBrands, Inc.:
Series G(a)(b)(c)	3,340	657,880
Series H(a)(b)(c)	3,970	781,971
		3,291,374
TOTAL CONSUMER DISCRETIONARY		4,556,388

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	13,266	373,438

HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	194,500	889,449

Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E(a)(b)(c)	79,800	1,169,070
Series F(a)(b)(c)	4,099	60,050
Somatus, Inc. Series E (a)(b)(c)	842	778,842
		2,007,962
TOTAL HEALTH CARE		2,897,411

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.7%
Relativity Space, Inc. Series E (a)(b)(c)	125,290	2,440,649
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	36,460	25,522,000
Series H(a)(b)(c)	7,256	5,079,200
Series N(a)(b)(c)	24,552	17,186,400
		50,228,249
Air Freight & Logistics - 0.1%
Zipline International, Inc. Series E (a)(b)(c)	66,084	1,663,995

Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	15,787	1,387,835

TOTAL INDUSTRIALS		53,280,079

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	37,932	6,327,058

Software - 0.1%
Delphix Corp. Series D (a)(b)(c)	232,855	1,611,357
Nuro, Inc.:
Series C(a)(b)(c)	190,290	2,692,604
Series D(b)(c)	36,736	519,814
Stripe, Inc. Series H (a)(b)(c)	11,500	273,815
Tenstorrent, Inc. Series C1 (a)(b)(c)	12,300	538,125
		5,635,715
TOTAL INFORMATION TECHNOLOGY		11,962,773

TOTAL CONVERTIBLE PREFERRED STOCKS		75,426,726
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series E (a)(b)	61,811	3,009,717

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	586,100	7,232,474

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Magic Leap, Inc. Series AA (c)	275,569	5,114,561

TOTAL NONCONVERTIBLE PREFERRED STOCKS		15,356,752
TOTAL PREFERRED STOCKS (Cost $54,308,923)		90,783,478

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h) (Cost $680,000)	680,000	680,000

Money Market Funds - 7.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (i)	557,450,914	557,562,404
Fidelity Securities Lending Cash Central Fund 3.10% (i)(j)	6,648,538	6,649,203
TOTAL MONEY MARKET FUNDS (Cost $564,211,607)		564,211,607

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $5,577,916,384)	7,350,564,119
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(217,141,143)
NET ASSETS - 100.0%	7,133,422,976

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $132,608,235 or 1.9% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,107,544 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAC II LP	10/10/13	155,030
Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,628,745
Blu Investments LLC	5/21/20	36,484
Bowery Farming, Inc. Series C1	5/18/21	799,267
ByteDance Ltd. Series E1	11/18/20	4,156,368
Circle Internet Financial Ltd. Series E	5/11/21	1,003,200
Circle Internet Financial Ltd. Series F	5/09/22	1,602,374
Delhivery Private Ltd.	5/20/21	1,592,260
Delphix Corp. Series D	7/10/15	2,095,695
Discord, Inc. Series I	9/15/21	440,500
ElevateBio LLC Series C	3/09/21	815,928
Epic Games, Inc.	7/13/20 - 7/30/20	4,082,500
Fanatics, Inc. Class A	8/13/20 - 12/15/21	4,645,244
GoBrands, Inc. Series G	3/02/21	834,056
GoBrands, Inc. Series H	7/22/21	1,542,308
Lyra Health, Inc. Series E	1/14/21	730,697
Lyra Health, Inc. Series F	6/04/21	64,372
Nuro, Inc. Series C	10/30/20	2,484,160
Nuro, Inc. Series D	10/29/21	765,788
P3 Health Partners, Inc.	5/25/21	1,604,860
Rad Power Bikes, Inc.	1/21/21	703,890
Rad Power Bikes, Inc. Series A	1/21/21	91,769
Rad Power Bikes, Inc. Series C	1/21/21	361,098
Rad Power Bikes, Inc. Series D	9/17/21	1,223,851
Reddit, Inc. Series E	5/18/21	407,752
Reddit, Inc. Series F	8/11/21	3,083,293
Relativity Space, Inc. Series E	5/27/21	2,861,010
Somatus, Inc. Series E	1/31/22	734,759
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	3,185,238
Space Exploration Technologies Corp. Class C	9/11/17	105,705
Space Exploration Technologies Corp. Series G	1/20/15	2,824,191
Space Exploration Technologies Corp. Series H	8/04/17	979,560
Space Exploration Technologies Corp. Series N	8/04/20	6,629,040
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	3,151,959
Stripe, Inc. Class B	5/18/21	1,071,428
Stripe, Inc. Series H	3/15/21	461,438
Tanium, Inc. Class B	4/21/17 - 9/18/20	3,439,433
Tenstorrent, Inc. Series C1	4/23/21	731,288
Tenstorrent, Inc. 0%	4/23/21	680,000
TulCo LLC	8/24/17 - 12/14/17	2,663,792
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	2,261,360
Zipline International, Inc.	10/12/21	1,037,880
Zipline International, Inc. Series E	12/21/20	2,156,281

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	298,594,723	2,934,538,313	2,675,570,632	3,166,994	-	-	557,562,404	1.1%
Fidelity Securities Lending Cash Central Fund 3.10%	11,576,828	236,394,668	241,322,293	64,873	-	-	6,649,203	0.0%
Total	310,171,551	3,170,932,981	2,916,892,925	3,231,867	-	-	564,211,607

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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